Other long-term assets and other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Refundable value added tax on import	$ 7,433	$ 6,099
Long-term receivables	0	6,195
Other long-term assets	930	106
Total other long-term assets	$ 8,363	$ 12,400